INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forward	$ 42,017,000	$ 41,389,000
Oil and gas properties and equipment	5,156,000	3,848,000
Share based compensation	2,135,000	1,279,000
Abandonment obligation	445,000	77,000
Derivative instruments	0	21,000
Accrued liabilities	0	37,000
Debt conversion costs	482,000	488,000
Other	28,000	29,000
Total deferred tax asset	50,263,000	47,168,000
Valuation allowance	(50,263,000)	(47,168,000)
Deferred tax asset , net of valuation allowance	0	0
Deferred tax liabilities:
Oil and gas properties and equipment	0	0
Total deferred tax liability	0	0
Valuation allowance	(50,263,000)	(47,168,000)
Net deferred tax asset (liability)	$ 0	0
Brushy Resources, Inc [Member]
Deferred tax assets:
Net operating loss carry-forward		9,380,168,000	$ 6,864,241
Oil and gas properties and equipment		2,122,275,000	0
Share based compensation		1,596,776,000	1,214,378
Asset retirement obligations		1,222,830	1,225,887
Other		5,784,000	5,784
Total deferred tax asset		14,327,833,000	9,310,290
Valuation allowance		(14,078,569)	0
Deferred tax asset , net of valuation allowance		0
Deferred tax liabilities:
Oil and gas properties and equipment		0	(22,749,563)
Derivatives		(249,264)	(600,469)
Total deferred tax liability		(249,264,000)	(23,350,032)
Deferred Tax Asset Before Valuation Allowance		14,078,569
Deferred Tax Liability Before Valuation Allowance			(14,039,742)
Valuation allowance		$ (14,078,569)	0
Net deferred tax asset (liability)			$ (14,039,742)